BLACKROCK FUNDSSM

BlackRock Managed Volatility Portfolio

(the “Fund”)

Supplement dated May 4, 2015 to the Fund’s

Summary Prospectus dated January 28, 2015

Effective immediately, the following changes are made to the Fund’s Summary Prospectus:

The section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2006	Managing Director of BlackRock, Inc.
Justin Christofel, CFA	2013	Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.